CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Total	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Dec. 31, 2020		3	36,667	718,263,338
Balance, amount at Dec. 31, 2020	$ (14,342,000)	$ 987,000	$ 4,000	$ 72,000	$ 39,814,000	$ (54,396,000)	$ (823,000)
Common stock issued for cash, shares				119,666,450
Common stock issued for cash, amount	5,368,000	0	0	$ 12,000	5,356,000	0	0
Fair value of common stock issued for services, amount	181,000	0	0	1,000	180,000	0	0
Fair value of vested options	6,757,000	0	0	$ 0	6,757,000	0	0
Fair value of common stock issued for services, shares				3,365,138
Net loss	17,245,000
Fair value of common stock issued as a financing cost, shares				45,150,500
Fair value of common stock issued as a financing cost, amount	6,569,000	0	0	$ 5,000	6,564,000	0	0
Common stock issued upon cashless exercise of warrants, shares				12,349,726
Common stock issued upon cashless exercise of warrants, amount	0	0	0	$ 1,000	(1,000)	0	0
Common stock issued upon cashless exercise of options, shares				39,955,655
Common stock issued upon cashless exercise of options, amount	0	0	0	$ 3,000	(3,000)	0	0
Common stock issued upon conversion of notes and accrued interest, shares				16,168,589
Common stock issued upon conversion of notes and accrued interest, amount	1,035,000	0	0	$ 2,000	1,033,000	0	0
Common stock issued upon conversion of debt settlement, shares				460,829
Common stock issued upon conversion of debt settlement, amount	88,000	0	0	$ 0	88,000	0	0
Net loss	(17,245,000)	0	0	0	0	(17,199,000)	(46,000)
Balance, amount at Dec. 31, 2021	(11,589,000)	$ 987,000	$ 4,000	$ 96,000	59,788,000	(71,595,000)	(869,000)
Balance, shares at Dec. 31, 2021		3	36,667	955,380,225
Fair value of common stock issued for services, amount	6,000				6,000
Fair value of vested options	1,636,000				1,636,000
Fair value of common stock issued for services, shares				134,853
Net loss	(2,867,000)					(2,860,000)	(7,000)
Net loss	(2,867,000)
Balance, amount at Mar. 31, 2022	(12,814,000)	$ 987,000	$ 4,000	$ 96,000	61,430,000	(74,455,000)	(876,000)
Balance, shares at Mar. 31, 2022		3	36,667	955,515,078
Balance, shares at Dec. 31, 2021		3	36,667	955,380,225
Balance, amount at Dec. 31, 2021	(11,589,000)	$ 987,000	$ 4,000	$ 96,000	59,788,000	(71,595,000)	(869,000)
Common stock issued for cash, shares				40,100,000
Common stock issued for cash, amount	180,000	0	0	$ 3,000	177,000	0	0
Fair value of common stock issued for services, amount	423,000	0	0	$ 3,000	420,000
Fair value of vested options	2,990,000				2,990,000
Fair value of common stock issued for services, shares				30,105,936
Net loss	8,829,000
Net loss	(8,829,000)	0				(8,808,000)	(21,000)
Common stock issued upon exercise of warrants for cash, shares				100,000,000
Common stock issued upon exercise of warrants for cash, amount	1,440,000	0	0	$ 10,000	1,430,000	0	0
Fair value of warrants granted for services	435,000	0	0	0	435,000	0	0
Fair value of warrants issued with notes payable accounted for as debt discount	260,000	0	0	$ 0	260,000	0	0
Deemed dividend to warrant holders	0				1,787,000	(1,787,000)
Repurchase of common stock and warrants, shares				(16,168,589)
Repurchase of common stock and warrants, amount	(165,000)			$ (2,000)	(163,000)
Balance, amount at Dec. 31, 2022	(14,855,000)	$ 987,000	$ 4,000	$ 110,000	67,124,000	(82,190,000)	(890,000)
Balance, shares at Dec. 31, 2022		3	36,667	1,109,417,572
Net loss	(1,669,000)	$ 0	$ 0	$ 0	0	(1,647,000)	(22,000)
Vested stock options	292,000				292,000
Sale of common shares and warrants, shares				176,599,998
Sale of common shares and warrants, amount	795,000	0	0	$ 18,000	777,000	0	0
Proceeds on the sale of warrants	18,000	0	0	0	18,000	0	0
Net loss	(1,669,000)
Balance, amount at Mar. 31, 2023	$ (15,419,000)	$ 987,000	$ 4,000	$ 128,000	$ 68,211,000	$ (83,837,000)	$ (912,000)
Balance, shares at Mar. 31, 2023		3	36,667	1,286,017,570